LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 12, 2024
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
File Nos.: 333-215588 and 811-23226
Opportunistic Trader ETF (S000083983)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Opportunistic Trader ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 7, 2024, and filed electronically as Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A on February 7, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 520-5925.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
For U.S. Bank Global Fund Services